UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
          MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03904

 Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2009

Date of reporting period: February 28, 2009

Item I.  Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 2/28/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC 220 East 42nd Street New York, NY 10017-5891	A N N U A L R E P O R T
F e b r u a r y 28, 2009

DISTRIBUTOR	Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
	Boston, MA 02110	The Value Line Tax Exempt Fund, Inc.

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00063845

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

For the twelve months ended February 28, 2009, the total return of the Value Line Tax Exempt Fund was 4.74%. Over the same time period, the Barclays Capital Municipal Bond Index (the “Index) reported a return of 5.18%. (1) We are proud to report that for the twelve-month period ending February 28, 2009 your fund ranked 25th out of 239 general municipal debt funds-placing in the top 10% - according to Lipper analytical Ranks.(2)

For the year ended February 28, 2009, the top performing sectors in the Barclays Capital Municipal Bond Index were the higher quality sectors. These sectors include general obligation bonds, prerefunded bonds, and water and sewer revenue debt and bonds supported by revenue from educational sources such as universities. The Fund was overweighted in all of these sectors, except for prerefunded paper. In contrast, higher risk sectors were the weak performers in the Index and included tobacco revenue, industrial revenue for private purpose, and hospital bonds. The Fund only had a small exposure to hospital debt and no exposure to the other sectors. Given the worsening liquidity crunch over the past year or so, the Fund’s overweighting in higher quality sectors was a positive factor in its strong performance for the year.

Going forward, the Fund will be trying to identify sectors that have the most potential for price appreciation. Given the likely potential for higher personal income tax rates, the Fund will look to invest in quality bonds from states with higher tax rates in the likelihood that demand will be elevated. The Fund will also look for securities that have the most likely potential to be refunded prior to maturity. When interest-rate spreads between municipal bonds and taxable debt return to more normal levels, municipal bond issuers may look to reduce interest costs by refunding their outstanding debt. The outstanding bonds are then prerefunded and backed by U.S. Treasuries. When bonds are prerefunded, their quality improves to triple A status and the average maturity is usually shortened. Both of these occurrences add to the total return of the security. Our goal remains to provide a maximum level of income exempt from Federal income taxes while avoiding undue risk to principal. Thank you for your investment with us, and we appreciate your continued support.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President
April 13, 2009

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(2)	Lipper ranked the fund 25 out of 239, 136 out of 205, and 86 out of 157 for the 1, 5, and 10 year periods ending 2/28/2009, respectively. Past performance is no guarantee of future results.

2

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Observations (unaudited)

The recession is in full bloom, having hit this country with its worst business setback in several generations. Meanwhile, the downturn has spread overseas with ferocity creating a global crisis.

The current situation is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a high level of bank failures, rising foreclosure rates, increasing unemployment, a contraction in auto activity, and declines in manufacturing and nonmanufacturing. These developments are consistent with a deep and prolonged recession. As 2009 proceeds, we are facing a serious worldwide contraction that will at best end by late this year. Government reaction to this global upheaval is likely to involve attempts to foster major infrastructure rebuilding and stabilize employment. It is hoped that such efforts will shorten the downturn’s duration and reduce its severity.

Inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, has moderated noticeably, thanks to more recent declines in energy prices. Our expectation is that absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part over the next year or so. In fact, there is the possibility that we could see selective deflation along the way, especially if consumer demand falters much further. By early next decade, however, the massive governmental efforts being undertaken may result in somewhat higher inflation.

3

The Value Line Tax Exempt Fund, Inc.

(unaudited)

The following graph compares the performance of The Value Line Tax Exempt Fund, Inc. to that of the Barclays Capital Municipal Bond Index. The Value Line Tax Exempt Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment
in The Value Line Tax Exempt Fund, Inc.
and the Barclays Capital Municipal Bond Index*

*
The Barclays Capital Municipal Bond Index is representative of the broad based fixed income market. It includes long term investment grade tax exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund’s return.

Performance Data:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 2/28/09	4.74%	$10,474
5 years ended 2/28/09	1.04%	$10,531
10 years ended 2/28/09	2.97%	$13,406

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 through February 28, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/08	Ending account value 2/28/09	Expenses paid during period 9/1/08 thru 2/28/09*
Actual	$1,000.00	$988.30	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61

*
Expenses are equal to the Fund’s annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

5

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 28, 2009 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	$3,740,000	$3,814,763	4.5%
New York State Dormitory Authority, Revenue Bonds, State University Educational Facilities, Ser. A, FSA-CR Insured, 5.25%, 5/15/15	$2,775,000	$3,058,522	3.6%
Los Angeles California Unified School District, General Obligation Unlimited, Ser. I, 5.00%, 7/1/25	$3,000,000	$3,007,020	3.5%
Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	$2,950,000	$2,969,588	3.5%
Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41	$20,000,000	$2,965,400	3.5%
Philadelphia Pennsylvania Authority for Industrial Development Airport Revenue, Revenue Bonds, Philadelphia Airport System, Ser. A., MBIA-RE FGIC Insured, 5.30%, 7/1/18	$3,000,000	$2,952,090	3.5%
Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	$2,660,000	$2,800,262	3.3%
Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	$2,500,000	$2,511,475	3.0%
Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	$2,630,000	$2,307,667	2.7%
San Antonio Texas, General Obligation Unlimited, Certificates of Obligation, 5.25%, 8/1/27	$2,050,000	$2,139,770	2.5%

Asset Allocation — Percentage of Fund’s Net Assets

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 2/28/09

Aaa/AAA	6.5%
Aa1	4.2%
Aa2	16.9%
Aa3/AA-	25.2%
A1	5.9%
A2/A	13.5%
A3	6.2%
Baa1	12.7%
Total Investments	91.1%
Cash and other assets in excess of liabilities	8.9%
Total Net Assets	100.0%
Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

6

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (91.1%)
	ALABAMA (1.8%)
$1,450,000	Auburn University Alabama General Fee Revenue, Revenue Bonds,
	Ser. A., MBIA-IL-RE Insured, 5.13%, 6/1/20	Aa3		$1,511,639

	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A	*	301,209
500,000	4.30%, 3/1/16	A	*	499,520
275,000	4.35%, 3/1/17	A	*	271,596
				1,072,325
	CALIFORNIA (17.1%)
1,755,000	Alameda County California Joint Powers Authority Lease Revenue,
	Revenue Bonds, FSA Insured, 5.00%, 12/1/22	Aa3		1,835,168
1,400,000	California Housing Finance Agency Revenue, Revenue Bonds, AMT,
	Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa2		1,158,906
1,750,000	California State Economic Recovery, General Obligation Unlimited,
	Ser. A, MBIA Insured, 5.00%, 7/1/15	A1		1,858,447
635,000	Folsom Cordova California Unified School District, School Facilities
	Improvement District No. 3, General Obligation Unlimited, Capital
	Appreciation, Election of 2007, Ser. A, MBIA Insured,
	0.00%, 10/1/21 (1)	A3		310,617
1,580,000	Long Beach California HBR Revenue, Revenue Bonds, Refunding, AMT,
	Ser. A, MBIA-IL-RE Insured, 5.00%, 5/15/21	Aa2		1,457,029
3,000,000	Los Angeles California Unified School District, General Obligation
	Unlimited, Ser. I, 5.00%, 7/1/25	Aa3		3,007,020
	Moorpark California Unified School District, General Obligation
	Unlimited, 2008 Election, Ser. A, Assured GTY Insured:
2,800,000	0.00%, 8/1/31 (1)	Aa2		708,820
3,055,000	0.00%, 8/1/33 (1)	Aa2		682,609
5,135,000	Norwalk-La Mirada California Unified School District, General
	Obligation Unlimited, Capital Appreciation, Ser. B, FSA-CR FGIC
	Insured, 0.00%, 8/1/29 (1)	Aa3		1,542,811
255,000	San Francisco California Bay Area Rapid Transit District, Sales Tax
	Revenue, Revenue Bonds, Ser. A, MBIA Insured, 5.00%, 7/1/34	Aa3		247,845
1,680,000	Santa Clara County California Financing Authority Lease Revenue,
	Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured,
	5.00%, 5/15/25	Aa3		1,680,991
				14,490,263

See Notes to Financial Statements.
7

The Value Line Tax Exempt Fund, Inc.

February 28, 2009

Principal Amount		Rating (unaudited)		Value
	FLORIDA (3.4%)
$720,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area,
	MBIA Insured, 4.50%, 7/1/18	Baa1		$679,968
415,000	Hillsborough County School Board Certificates of Participation, Master
	Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa3		417,507
350,000	Miami-Dade County Florida Aviation Revenue, Revenue Bonds, Miami
	International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		352,254
1,000,000	Orange County Florida School Board Certificates of Participation, Ser.
	A, Assured GTY Insured, 5.50%, 8/1/34	Aa2		978,520
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured,
	5.00%, 12/1/21	A2		479,898
				2,908,147
	ILLINOIS (15.0%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding,
	Ser. A, FSA Insured, 5.00%, 1/1/22	Aa3		1,047,710
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration
	Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa2		2,800,262
1,650,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured,
	6.25%, 11/15/13	Aa2		1,911,904
	Illinois Finance Authority Revenue, Revenue Bonds, Refunding,
	Shedd Aquarium Society, AMBAC Insured:
1,000,000	5.25%, 7/1/23	A1		1,029,810
2,055,000	5.25%, 7/1/24	A1		2,101,546
3,740,000	Northern Illinois Municipal Power Agency, Power Project Revenue,
	Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured,
	5.00%, 1/1/20	A2		3,814,763
				12,705,995
	INDIANA (5.1%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue
	Bonds, Refunding, First Mortgage, Ser. B, FSA State Aid
	Withholding Insured, 5.00%, 7/15/24	AAA	*	2,036,519
1,605,000	Columbus Indiana Renovation School Building Corporation First
	Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,655,493
	Franklin Township Indiana School Building Corporation, Marion
	County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		214,683
440,000	5.00%, 7/15/23	Baa1		447,185
				4,353,880
	LOUISIANA (2.0%)
1,665,000	East Baton Rouge Parish Louisiana Sales Tax Revenue, Revenue
	Bonds, Refunding, Public Improvement, Ser. A, AMBAC Insured,
	5.00%, 2/1/23	A3		1,690,524

See Notes to Financial Statements.
8

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
	MASSACHUSETTS (2.0%)
$1,850,000	Massachusetts State Housing Finance Agency, Housing Revenue
	Bonds, AMT, Single Family, Ser. 120, 4.90%, 12/1/25	Aa2		$1,709,844

	MICHIGAN (6.4%)
2,950,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding,
	Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa2		2,969,588
950,000	Detroit Michigan Water Supply System, Revenue Bonds, Refunding,
	Senior Lien, Ser. D, FSA Insured, 5.00%, 7/1/23	Aa3		920,626
70,000	State Building Authority, State Police Commission System, Revenue
	Bonds, MBIA Insured, 4.65%, 10/1/19	A2		70,909
1,545,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT,
	MBIA Insured, 5.00%, 12/1/19	A2		1,452,130
				5,413,253
	NEVADA (1.7%)
1,500,000	Clark County Nevada Improvement District, Special Location
	Improvement District No. 112, 5.00%, 8/1/34	Aa1		1,441,530

	NEW YORK (9.8%)
1,570,000	New York New York, General Obligation Unlimited, Subser. F-1,
	5.00%, 9/1/16	Aa3		1,662,897
	New York State Dormitory Authority, Revenue Bonds:
1,180,000	Secondary Issues, Mental Health Services Facilities, FSA-CR FGIC
	Insured, 5.00%, 8/15/17	Aa3		1,277,987
2,775,000	State University Educational Facilities, Ser. A, FSA-CR Insured,
	5.25%, 5/15/15	Aa3		3,058,522
1,525,000	University of Rochester, Ser. A-2, MBIA-IBC Insured, 0.00%, 7/1/39 (2)	A2		1,258,216
1,000,000	New York State Urban Development Corporation, Revenue
	Bonds, Refunding, Ser. D, 5.25%, 1/1/20	AA	- *	1,074,710
				8,332,332
	NORTH DAKOTA (2.7%)
2,630,000	Grand Forks North Dakota Health Care Systems Revenue Bonds,
	MBIA Insured, 5.63%, 8/15/27	Baa1		2,307,667

	PENNSYLVANIA (3.5%)
3,000,000	Philadelphia Pennsylvania Authority for Industrial Development
	Airport Revenue, Revenue Bonds, Philadelphia Airport System
	Project, Ser. A, MBIA-RE FGIC Insured, 5.30%, 7/1/18	A2		2,952,090

	PUERTO RICO (1.5%)
17,710,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured,
	0.00%, 7/1/43 (1)	Baa1		1,256,525

See Notes to Financial Statements.
9

The Value Line Tax Exempt Fund, Inc.

February 28, 2009

Principal Amount		Rating (unaudited)		Value
	TEXAS (14.8%)
	Laredo Texas Independent School District Public Facility Corp., Lease
	Revenue Bonds, AMBAC Insured:
$500,000	Ser. A, 5.00%, 8/1/16	Baa1		$529,245
120,000	Ser. A, 5.00%, 8/1/18	Baa1		124,691
500,000	Ser. B, 5.00%, 8/1/21	Baa1		506,535
500,000	Ser. C, 5.00%, 8/1/15	Baa1		529,245
20,000,000	Leander Texas Independent School District, General Obligation
	Unlimited, Capital Appreciation, Refunding & School Building,
	PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,965,400
2,050,000	San Antonio Texas, General Obligation Unlimited, Certificates of
	Obligation, 5.25%, 8/1/27	Aa1		2,139,770
2,500,000	Southmost Junior College District Texas, General Obligation Unlimited,
	MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		2,511,475
	Upper Trinity Regional Water District, Revenue Bonds, Refunding,
	AMBAC Insured:
2,015,000	5.25%, 8/1/21	A3		2,104,768
1,105,000	5.25%, 8/1/22	A3		1,144,846
				12,555,975
	VIRGINIA (0.6%)
500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-
	Backed, 5.25%, 6/1/19	Aaa		527,090

	WISCONSIN (2.5%)
2,125,000	Wisconsin State Health and Educational Facilities Authority Revenue,
	Revenue Bonds, Aurora Medical Group, Inc. Project, FSA Insured,
	5.75%, 11/15/25	Aa3		2,124,787
	TOTAL MUNICIPAL SECURITIES (91.1%)
	(Cost $78,903,343)			77,353,866

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (8.9%)			7,513,956

	NET ASSETS (100.0%)			$84,867,822

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
	OUTSTANDING SHARE ($84,867,822 ÷ 9,068,603 shares
	outstanding)			$9.36

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
(1)	Zero coupon bond.
(2)	Convertible capital appreciation bond. Zero coupon rate shown as of February 28, 2009 and will convert to a coupon at a future date.

See Notes to Financial Statements.
10

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2009

Assets:
Investment securities, at value (Cost - $78,903,343)	$77,353,866
Cash	5,400,383
Receivable for securities sold	4,087,740
Interest receivable	631,065
Prepaid expenses	25,510
Receivable for capital shares sold	542
Total Assets	87,499,106

Liabilities:
Payable for securities purchased	2,473,195
Dividends payable to shareholders	63,771
Payable for capital shares repurchased	11,785
Accrued expenses:
Advisory fee	34,238
Directors’ fees and expenses	4,010
Other	44,285
Total Liabilities	2,631,284

Net Assets	$84,867,822

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 9,068,603 shares)	$90,686
Additional paid-in capital	93,225,588
Distributions in excess of net investment income	(19,712)
Accumulated net realized loss on investments	(6,879,263)
Net unrealized depreciation of investments	(1,549,477)
Net Assets	$84,867,822

Net Asset Value, Offering and Redemption Price per Outstanding Share ($84,867,822 ÷ 9,068,603 shares outstanding)	$9.36

Statement of Operations
for the Year Ended February 28, 2009

Investment Income:
Interest	$4,039,128

Expenses:
Advisory fee	442,352
Service and distribution plan fees	221,176
Custodian fees	51,786
Printing and postage	46,815
Transfer agent fees	36,861
Registration and filing fees	26,916
Professional fees	13,790
Directors’ fees and expenses	9,720
Insurance	6,840
Other	15,785
Total Expenses Before Custody Credits and Fees Waived	872,041
Less: Service and Distribution Plan Fees Waived	(221,176)
Less: Custody Credits	(39,106)
Net Expenses	611,759

Net Investment Income	3,427,369

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss	(4,954,297)
Change in Net Unrealized Appreciation/(Depreciation)	5,600,332

Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	646,035

Net Increase in Net Assets from Operations	$4,073,404

See Notes to Financial Statements.
11

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended February 28, 2009 and February 29, 2008

	Year Ended February 28, 2009	Year Ended February 29, 2008
Operations:
Net investment income	$3,427,369	$3,899,561
Net realized loss on investments	(4,954,297)	(1,865,668)
Change in net unrealized appreciation/(depreciation)	5,600,332	(10,083,925)
Net increase/(decrease) in net assets from operations	4,073,404	(8,050,032)

Distributions to Shareholders:
Net investment income	(3,423,979)	(3,899,521)
Net realized gain from investment transactions	—	(577,113)
Total Distributions	(3,423,979)	(4,476,634)

Capital Share Transactions:
Proceeds from sale of shares	1,376,078	1,097,660
Proceeds from reinvestment of dividends and distributions
to shareholders	2,482,420	3,261,127
Cost of shares repurchased	(9,392,582)	(11,582,427)
Net decrease in net assets from capital share transactions	(5,534,084)	(7,223,640)

Total Decrease in Net Assets	(4,884,659)	(19,750,306)

Net Assets:
Beginning of year	89,752,481	109,502,787
End of year	$84,867,822	$89,752,481
Distributions in excess of net investment income, at end of year	$(19,712)	$(23,102)

See Notes to Financial Statements.
12

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements	February 28, 2009

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$—	—
Level 2 - Other Significant Observable Inputs	77,353,866	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$77,353,866	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended February 28, 2009, there were no Level 3 investments.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:
	Year Ended February 28, 2009	Year Ended February 29, 2008
Shares sold	146,700	107,081

Shares issued to shareholders in reinvestment of dividends and distributions	264,106	322,181
Shares repurchased	(1,007,577)	(1,133,001)
Net decrease	(596,771)	(703,739)
Dividends per share from net investment income	$0.3651	$0.3912

Dividends per share from net realized gains	$—	$0.0590

14

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements	February 28, 2009

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Year Ended February 28, 2009
Purchases:
Long-term Obligations	$255,751,769
Maturities or Sales:
Long-term Obligations	$261,566,850

4. Income Taxes

At February 28, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$78,903,343
Gross tax unrealized appreciation	$1,764,313
Gross tax unrealized depreciation	(3,313,790)
Net tax unrealized depreciation on investments	$(1,549,477)
Undistributed income on municipal bonds	$44,059
Capital loss carryforward, expires February 28, 2016	$(1,086,256)
Capital loss carryforward, expires February 28, 2017	$(5,605,143)
Capital loss carryforward, at February 28, 2009	$(6,691,399)

During the year ended February 28, 2009, as permitted under federal income tax regulations, the Fund elected to defer $187,864 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.

The tax composition of dividends to shareholders for the years ended February 28, 2009 and February 29, 2008 were as follows:

	2009	2008

Tax exempt income	$3,387,758	$3,886,817

Taxable ordinary income	36,221	303,560

Long-term capital gains	—	286,257
	$3,423,979	$4,476,634

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $442,352 was paid or payable to Value Line or EULAV (the “Adviser”) for the year ended February 28, 2009. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionally based upon the Funds’ respective net assets. The Fund bears all other costs and expenses of its organization and operation.

15

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $221,176, before fee waiver, were accrued under the Plan for the year ended February 28, 2009. Effective July 1, 2007 and 2008, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. For the year ended February 28, 2009, the fees waived amounted to $221,176. The Distributor has no right to recoup previously waived amounts.

For the year ended February 28, 2009, the Fund’s expenses were reduced by $39,106 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund. At February 28, 2009, the officers and directors of the Fund as a group owned 447 shares, representing less than 1% of the outstanding shares.

6. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contigencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

7. Subsequent Event

On March 12, 2009, the Distributor contractually agreed to waive 0.25% of the Rule 12b-1 fee for the period July 1, 2009 thru June 30, 2010.

16

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended on Last Day of February,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$9.29	$10.56	$10.56	$10.66	$11.03
Income from investment operations:
Net investment income	0.37	0.39	0.40	0.37	0.37
Net gains or (losses) on securities (both realized and unrealized)	0.07	(1.21)	0.09	(0.04)	(0.26)
Total from investment operations	0.44	(0.82)	0.49	0.33	0.11
Less distributions:
Dividends from net investment income	(0.37)	(0.39)	(0.40)	(0.37)	(0.37)
Distributions from net realized gains	—	(0.06)	(0.09)	(0.06)	(0.11)
Total distributions	(0.37)	(0.45)	(0.49)	(0.43)	(0.48)
Net asset value, end of year	$9.36	$9.29	$10.56	$10.56	$10.66
Total return	4.74%	(8.03)%	4.73%	3.22%	1.14%
Ratios/Supplemental Data:

Net assets, end of year (in thousands)	$84,868	$89,752	$109,503	$117,478	$126,479
Ratio of expenses to average net assets(1)	0.99%	0.93%	0.93%	0.97%	0.97%
Ratio of expenses to average net assets(2)	0.69%	0.65%	0.67%	0.95%	0.97%
Ratio of net investment income to average net assets	3.87%	3.83%	3.79%	3.51%	3.48%
Portfolio turnover rate	307%	213%	283%	149%	93%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor would have been 0.94%, 0.90%, 0.92%, 0.96%, and 0.97%, respectively, for the years ended February 28, 2009, February 29, 2008, February 28, 2007, February 28, 2006, and February 28, 2005.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

See Notes to Financial Statements.
17

The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Tax Exempt Fund, Inc., (the “Fund”) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
April 21, 2009

18

The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended February 28, 2009, the Fund paid dividends to shareholders of $0.3651 per share from net investment income, of which 98.94% are designated as exempt interest dividends for federal tax purposes. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

19

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999–2008) President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1983	Chairman, Institute for Political Economy.	None

20

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from January 2003 to May 2005; Chief Financial Officer of the Distributor since April 2008; President of the Distributor and President of the Advisor since 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Secretary of the Advisor since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds Since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his positions with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729. or on the Fund’s website, www.vlfunds.com.

21

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

22

The Value Line Tax Exempt Fund, Inc.

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23

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

24

Item 2.  Code of Ethics

    (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

    (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its
Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

    (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

    (2) The Registrant’s Board has designated Daniel S. Vandivort, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Vandivort is an independent director who has served as President, Chief Investment Officer to Weis, Peck and Greer/Robeco Investment Management.  He has also previously served as Managing Director for Weis, Peck and Greer (1995-2005).

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

              (a)Audit Fees 2009 $16,459

              (b) Audit-Related fees – None.

              (c) Tax Preparation Fees 2009 $3,258

              (d) All Other Fees – None

              (e) (1)  Audit Committee Pre-Approval Policy. All services to be performed for the Registrant  by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

              (e) (2) Not applicable.

              (f) Not applicable.

              (g) Aggregate Non-Audit  Fees 2009 $3,600

       (h) Not applicable.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 8, 2009